Properties And Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Properties And Equipment [Abstract]
Net book value of computer software	$ 8.3	$ 10.5
Depreciation expense for computer software	$ 3.9	$ 4.4	$ 3.9